Provisions (Details) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
CURRENT
Current provisions	$ 1,106	$ 1,528	$ 855	$ 786
NON-CURRENT
Non-current provisions	2,711	2,249	2,555	2,767
Lease contributions [member]
CURRENT
Current provisions	412	480	342	353
NON-CURRENT
Non-current provisions	910	702	976	906
Onerous contracts [member]
CURRENT
Current provisions	264	377	0	233
NON-CURRENT
Non-current provisions	0	176	275	361
Make good [member]
CURRENT
Current provisions	430	671	513	200
NON-CURRENT
Non-current provisions	$ 1,801	$ 1,371	$ 1,304	$ 1,500